Discontinued Operations - Sale of E-Core (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 3,160,480	$ 5,223,242	$ 11,522,487	$ 20,960,812	$ 26,000,652	$ 36,441,695
Income from discontinued operations	0	268,155	0	917,966	1,164,184	(1,370,124)
Accounts receivable net of allowance for doubtful accounts			219,600
Fixed assets, net of accumulated depreciation					1,268,355	913,246
Total assets	$ 15,067,314		$ 15,067,314		23,511,088	63,801,488
Discontinued Operations - Sale of E-Core [Member]
Revenues					8,707,268	36,623,864
Cost of sales					2,051,854	30,334,483
Sales general and administrative expenses					6,076,257	4,026,910
Deprecation and amortization					425,263	1,144,313
Other expenses					(59,742)	(37,824)
Income from discontinued operations		186,177		871,098	213,636	1,080,379
Accounts receivable net of allowance for doubtful accounts		4,219,460		4,219,460	0	5,796,903
Fixed assets, net of accumulated depreciation		$ 0		$ 0	0	0
Total assets					0	22,400,484
Total liabilities					$ 0	$ 3,401,983